CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net income	$ 5,240,401	$ 5,840,513
Adjustments to reconcile net income to net cash provided by operating activities:
Reversal for credit loss		(64)
Depreciation of property, plant and equipment	725,762	333,037
Amortization of intangible assets	20,345	11,769
Amortization of operating lease right-of-use assets	369,495	213,488
Amortization of finance lease right-of-use assets		38,495
Provision for inventories	438,681	552,180
Share of profits from equity method investment	(1,475,335)	(1,431,032)
Provisions/(Benefits) for deferred income tax	(419,145)	131,411
Share-based compensation	1,395,176	676,625
Loss on operating lease early termination	853
Changes in operating assets and liabilities:
Accounts receivable	329,975	(1,601,880)
Accounts receivable-due from a related party	2,729,418	1,254,624
Inventories	(2,541,263)	(2,620,454)
Prepaid expenses and other current assets	(1,672,525)	(274,981)
Other receivables-due from related parties	582,305	(355,145)
Accounts payable	(2,981,256)	(3,037,042)
Notes payable	(22,700)	754,083
Income tax payable	474,839	1,150,797
Accrued expenses and other current liabilities	66,547	681,688
Other payables-due to related parties	322,050	380,049
Operating lease liabilities	(389,396)	(217,245)
Net cash provided by operating activities	3,194,227	2,480,916
Cash flows from investing activities:
Purchase of property, plant and equipment	(1,305,650)	(873,418)
Purchase of intangible assets	(63,792)	(28,410)
Net proceeds from short-term investment	101,372	288,453
Purchase of construction in progress	(41,464)	(483,781)
Dividends received from long-term equity investment	1,742,712	1,354,377
Loans to related parties		(310,510)
Collection of loans to related parties	12,449	179,036
Net cash provided by investing activities	445,627	125,747
Cash flows from financing activities:
Proceeds from short-term bank borrowings		1,382,017
Repayments of short-term bank borrowings		(1,317,062)
Contribution from non-controlling shareholders	116,171
Net cash provided by financing activities	116,171	64,955
Effect of exchange rate changes	884,072	211,903
Net change in cash, cash equivalents and restricted cash	4,640,097	2,883,521
Cash, cash equivalents and restricted cash at the beginning of period	16,388,000	13,052,455
Cash, cash equivalents and restricted cash at the end of period	21,028,097	15,935,976
Cash and cash equivalents	16,543,610	14,450,968
Restricted cash	4,484,487	1,485,008
Total cash and cash equivalents and restricted cash shown in the unaudited Condensed Consolidated Statements of Cash Flows	21,028,097	15,935,976
Supplemental disclosure of cash flow information:
Income tax paid	1,839,031	781,335
Interest expenses paid		6,064
Supplemental disclosures of non-cash activities:
Obtaining operating right-of-use assets in exchange for operating lease liabilities	21,361
Acquiring property, plant and equipment transferred from construction in progress	155,923	284,456
Acquiring property, plant and equipment in exchange for accounts payable	$ 117,459	$ 719,921